EVENTS SUBSEQUENT TO DECEMBER 31, 2022 (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Apr. 03, 2023	Mar. 23, 2023	Mar. 22, 2023	Feb. 02, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 29, 2022
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of ordinary shares and warrants, net of expenses					$ 23,806	$ 78,536	$ 23,867
HCRM
Disclosure of non-adjusting events after reporting period [line items]
Restricted cash transferred to collateral bank account								$ 16,000
Entry into arrangement | HCRM
Disclosure of non-adjusting events after reporting period [line items]
Paid transaction services arrangement term				12 months
Restricted cash transferred to collateral bank account				$ 16,000
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants	$ 5.00	$ 59.20	$ 1.48
Number of ordinary shares issued in exchange of ADS		400	10
Class of warrant or right, number of securities called by warrants or rights	90,000	330,106
Warrants, exercisable term	5 years
Major ordinary share transactions | Registered Direct Offering
Disclosure of non-adjusting events after reporting period [line items]
Warrants term	9 months
Exercise price of warrants	$ 4.00
Proceeds from issuance of ordinary shares and warrants, net of expenses	$ 6,000
Offering expenses	$ 600
Number of shares issued	1,500,000
Major ordinary share transactions | Unregistered Private Warrants | Registered Direct Offering
Disclosure of non-adjusting events after reporting period [line items]
Warrants term	5 years
Exercise price of warrants	$ 4.75
Class of warrant or right, number of securities called by warrants or rights	1,500,000
Warrants amendment
Disclosure of non-adjusting events after reporting period [line items]
Warrants term	5 years
Exercise price of warrants	$ 4.75